Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cost of Sales

	Years ended December 31,
	2018	2017
Site operating costs	219,104	167,338
Transportation costs	17,163	19,281
Insurance recovered	(7,913)	-
Changes in inventories of finished goods	2,435	(302)
Changes in inventories of ore stockpiles	1,078	14,266
Production costs	231,867	200,583
Depletion and amortization	70,781	47,722
Cost of sales	302,648	248,305